Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Derivative financial instruments
Change in fair value of derivative instruments	$ 6.7	$ 1.4	$ (12.5)	$ 4.5
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of derivative instruments	17.6	$ 1.4	11.4	4.3
Foreign exchange swaps
Derivative financial instruments
Change in fair value of derivative instruments				$ 0.2
Nondeliverable forwards
Derivative financial instruments
Change in fair value of derivative instruments	$ (10.9)		$ (23.9)